UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Yield Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	191	$200,743
Total Asset-Backed Securities – 0.4%			200,743

Common Stocks	Shares
Auto Components — 2.4%
Delphi Automotive Plc (a)		35,107	1,019,159
Delphi Automotive Plc (a)		2,826	82,036
			1,101,195
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)		1,210	14,423
Capital Markets — 0.1%
E*Trade Financial Corp. (a)		4,900	41,601
Chemicals — 0.2%
CF Industries Holdings, Inc.		320	54,707
Huntsman Corp.		2,250	28,800
			83,507
Commercial Banks — 0.3%
CIT Group, Inc. (a)		3,680	125,819
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (a)		3,000	63,690
Energy Equipment & Services — 0.1%
Transocean Ltd.		1,400	57,162
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd. (a)		12,460	6,230
Media — 0.9%
Charter Communications, Inc. (a)		5,800	363,660
DISH Network Corp., Class A		950	26,638
			390,298
Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd (a)		17,200	23,457
Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (a)(b)		2,507	2,961
Ainsworth Lumber Co. Ltd. (a)		2,234	2,639
			5,600
Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)		1,000	81,580
Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)		91	3

Common Stocks	Shares		Value
Software (concluded)
HMH Holdings/EduMedia (a)		13,576	$136
			139
Total Common Stocks – 4.4%			1,994,701

Corporate Bonds	Par (000)
Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18	USD	160	165,600
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		210	222,600
			388,200
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		102	105,215
Series 2, 12.38%, 8/16/15		103	106,396
			211,611
Airlines — 1.4%
Continental Airlines, Inc., Series 2010-1, Class B, 6.00%, 1/12/19		96	96,191
Delta Air Lines, Inc., Series 2002- 1, Class G-1, 6.72%, 1/02/23		104	110,208
United Air Lines, Inc., 12.75%, 7/15/12		246	247,975
US Airways Pass-Through Trust:
Series 2012-1, Class C, 9.13%, 10/01/15		80	80,000
Series 2011-1, Class C, 10.88%, 10/22/14		108	111,477
			645,851
Auto Components — 2.6%
Dana Holding Corp., 6.75%, 2/15/21		180	192,600
Delphi Corp., 6.13%, 5/15/21		30	31,950
Icahn Enterprises LP, 8.00%, 1/15/18		650	688,187
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		85	88,825
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	100	151,192
			1,152,754
Beverages — 0.3%
Crown European Holdings SA, 7.13%, 8/15/18	EUR	92	121,437

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Biotechnology — 0.1%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (b)	USD	30	$30,231
Building Products — 0.6%
Building Materials Corp. of America (b):
7.00%, 2/15/20		20	21,000
6.75%, 5/01/21		190	194,275
Momentive Performance Materials, Inc., 11.50%, 12/01/16		80	60,000
			275,275
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13		130	130,366
E*Trade Financial Corp.:
12.50%, 11/30/17		180	206,550
Series A, 2.36%, 8/31/19 (c)(d)		71	59,906
KKR Group Finance Co., 6.38%, 9/29/20 (b)		110	118,396
			515,218
Chemicals — 4.2%
American Pacific Corp., 9.00%, 2/01/15		140	139,300
Ashland, Inc., 9.13%, 6/01/17		5	5,488
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		85	100,300
Celanese US Holdings LLC, 5.88%, 6/15/21		300	312,750
Chemtura Corp., 7.88%, 9/01/18		55	57,062
Hexion US Finance Corp.:
6.63%, 4/15/20 (b)		90	91,125
9.00%, 11/15/20		50	43,625
Huntsman International LLC, 8.63%, 3/15/21		25	28,000
Ineos Finance Plc (b):
8.38%, 2/15/19		100	102,750
7.50%, 5/01/20		75	74,250
Kinove German Bondco GmbH, 9.63%, 6/15/18 (b)		200	204,500
Kraton Polymers LLC, 6.75%, 3/01/19		20	20,500
LyondellBasell Industries NV, 5.75%, 4/15/24 (b)		460	471,500
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		30	28,800
PolyOne Corp., 7.38%, 9/15/20		35	36,925
Solutia, Inc., 7.88%, 3/15/20		105	122,850
TPC Group LLC, 8.25%, 10/01/17		55	57,750
			1,897,475
Commercial Banks — 1.4%
CIT Group, Inc.:
7.00%, 5/02/16 (b)		365	364,544
5.25%, 3/15/18		130	128,050
5.50%, 2/15/19 (b)		80	77,800

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
CIT Group, Inc. (concluded):
6.00%, 4/01/36	USD	90	$80,901
			651,295
Commercial Services & Supplies — 2.4%
ARAMARK Corp., 8.50%, 2/01/15		64	65,520
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(e)		70	71,576
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		92	92,657
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		171	176,764
Baker Corp. International, Inc., 8.25%, 6/01/19 (b)		35	35,000
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		7	6,720
Covanta Holding Corp., 6.38%, 10/01/22		135	139,979
Iron Mountain, Inc., 7.75%, 10/01/19		50	53,250
Mead Products LLC / ACCO Brands Corp., 6.75%, 4/30/20 (b)		80	82,200
Mobile Mini, Inc., 7.88%, 12/01/20		60	63,000
RSC Equipment Rental, Inc., 8.25%, 2/01/21		148	156,510
Verisure Holding AB, 8.75%, 9/01/18	EUR	100	115,922
West Corp., 8.63%, 10/01/18	USD	25	26,062
			1,085,160
Communications Equipment — 0.7%
Avaya, Inc., 9.75%, 11/01/15		40	33,000
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		110	110,000
Frontier Communications Corp., 6.25%, 1/15/13		150	153,375
			296,375
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (d)		40	39,800
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		35	36,137
URS Corp., 5.00%, 4/01/22 (b)		60	59,398
			95,535
Construction Materials — 1.3%
HD Supply, Inc. (b):
8.13%, 4/15/19		220	229,350
11.00%, 4/15/20		230	237,475
Xefin Lux SCA, 8.00%, 6/01/18	EUR	100	113,140
			579,965

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Consumer Finance — 1.4%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	80	$86,000
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		120	134,700
12.00%, 5/15/15		120	151,500
6.63%, 8/15/17		230	267,062
			639,262
Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (b)		200	206,000
Berry Plastics Corp.:
4.34%, 9/15/14 (f)		50	48,937
8.25%, 11/15/15		20	21,150
9.50%, 5/15/18		35	35,875
9.75%, 1/15/21		50	52,000
Graphic Packaging International, Inc., 7.88%, 10/01/18		60	66,150
Sealed Air Corp., 8.38%, 9/15/21 (b)		40	44,000
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	EUR	64	83,093
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)	USD	30	29,775
			586,980
Diversified Consumer Services — 0.4%
ServiceMaster Co., 8.00%, 2/15/20		165	173,044
Diversified Financial Services — 5.3%
Ally Financial, Inc.:
8.00%, 3/15/20		300	338,250
8.00%, 11/01/31		800	900,000
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		50	50,250
DPL, Inc., 7.25%, 10/15/21 (b)		195	212,063
Leucadia National Corp., 8.13%, 9/15/15		140	156,450
Reynolds Group Issuer, Inc. (b):
9.88%, 8/15/19		375	374,062
6.88%, 2/15/21		215	218,225
WMG Acquisition Corp.:
9.50%, 6/15/16 (b)		20	21,350
11.50%, 10/01/18		95	101,175
			2,371,825
Diversified Telecommunication Services — 1.9%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		195	150,150
Level 3 Financing, Inc.:
8.13%, 7/01/19		440	440,000
8.63%, 7/15/20 (b)		160	163,200
Windstream Corp.:
8.13%, 8/01/13		25	26,313

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Windstream Corp. (concluded):
7.88%, 11/01/17	USD	70	$74,550
			854,213
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19		35	35,963
Jabil Circuit, Inc., 8.25%, 3/15/18		40	46,400
			82,363
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		25	25,313
Atwood Oceanics, Inc., 6.50%, 2/01/20		25	25,875
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		65	61,100
Cie Generale de Geophysique - Veritas:
7.75%, 5/15/17		65	66,950
6.50%, 6/01/21		200	196,000
Forbes Energy Services Ltd., 9.00%, 6/15/19		60	55,650
Frac Tech Services LLC, 8.13%, 11/15/18 (b)		295	292,050
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (b)		25	25,125
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (b)		50	49,000
Key Energy Services, Inc., 6.75%, 3/01/21		75	75,281
MEG Energy Corp., 6.50%, 3/15/21 (b)		205	209,100
Oil States International, Inc., 6.50%, 6/01/19		50	51,625
Peabody Energy Corp.:
6.25%, 11/15/21 (b)		230	229,425
7.88%, 11/01/26		65	67,275
Precision Drilling Corp.:
6.63%, 11/15/20		25	25,375
6.50%, 12/15/21		45	45,337
			1,500,481
Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20 (b)		60	57,450
Food Products — 0.3%
Darling International, Inc., 8.50%, 12/15/18		20	22,325
Del Monte Corp., 7.63%, 2/15/19		55	53,350
Post Holdings, Inc., 7.38%, 2/15/22 (b)		40	40,700
Smithfield Foods, Inc., 10.00%, 7/15/14		6	6,900
			123,275
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		35	37,231

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Biomet, Inc. (concluded):
10.38%, 10/15/17 (e)	USD	440	$468,325
DJO Finance LLC:
10.88%, 11/15/14		86	87,505
8.75%, 3/15/18 (b)		75	75,375
7.75%, 4/15/18		20	16,150
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (b)		110	109,450
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		54	56,295
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		80	91,400
Teleflex, Inc., 6.88%, 6/01/19		50	53,000
			994,731
Health Care Providers & Services — 5.8%
Aviv Healthcare Properties LP:
7.75%, 2/15/19		65	67,600
7.75%, 2/15/19 (b)		30	30,900
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	100	146,799
HCA, Inc.:
8.50%, 4/15/19	USD	25	27,594
6.50%, 2/15/20		335	353,844
7.88%, 2/15/20		115	126,212
7.25%, 9/15/20		410	446,900
5.88%, 3/15/22		45	44,663
IASIS Healthcare LLC, 8.38%, 5/15/19		265	249,100
INC Research LLC, 11.50%, 7/15/19 (b)		70	66,237
inVentiv Health, Inc. (b):
10.00%, 8/15/18		5	4,200
10.00%, 8/15/18		20	16,900
Omnicare, Inc., 7.75%, 6/01/20		160	175,600
PSS World Medical, Inc., 6.38%, 3/01/22 (b)		50	50,500
Symbion, Inc., 8.00%, 6/15/16		55	53,625
Tenet Healthcare Corp.:
10.00%, 5/01/18		164	186,960
6.25%, 11/01/18 (b)		55	55,550
8.88%, 7/01/19		340	378,250
United Surgical Partners International, Inc., 9.00%, 4/01/20 (b)		50	51,875
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (b)		75	73,500
			2,606,809
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		410	479,700

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 4.0%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17	USD	165	$175,312
10.00%, 12/15/18		640	432,000
Caesars Operating Escrow LLC., 8.50%, 2/15/20 (b)		75	74,719
Diamond Resorts Corp., 12.00%, 8/15/18		200	215,500
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		25	23,437
MGM Resorts International:
10.38%, 5/15/14		345	388,125
4.25%, 4/15/15 (d)		140	138,425
11.13%, 11/15/17		185	207,200
Travelport LLC:
5.09%, 9/01/14 (f)		20	12,650
9.88%, 9/01/14		5	3,488
6.47%, 12/01/16 (b)(e)		67	48,250
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(g)		25	—
Wynn Las Vegas LLC, 5.38%, 3/15/22 (b)		100	96,875
			1,815,981
Household Durables — 2.0%
Beazer Homes USA, Inc., 12.00%, 10/15/17		190	204,725
Jarden Corp., 8.00%, 5/01/16		40	43,300
Libbey Glass, Inc., 6.88%, 5/15/20 (b)		40	40,100
Ryland Group, Inc., 6.63%, 5/01/20		60	60,300
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	100	117,158
Standard Pacific Corp.:
10.75%, 9/15/16	USD	300	350,250
8.38%, 1/15/21		95	101,650
			917,483
Household Products — 0.7%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	118,086
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18	USD	60	66,300
9.50%, 6/15/18 (b)		100	110,500
			294,886
Independent Power Producers & Energy Traders — 3.2%
The AES Corp., 7.38%, 7/01/21 (b)		45	48,600
Calpine Corp. (b):
7.25%, 10/15/17		30	31,650
7.50%, 2/15/21		15	15,675
7.88%, 1/15/23		30	31,725
Energy Future Holdings Corp., 10.00%, 1/15/20		330	350,625

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20	USD	453	$488,107
11.75%, 3/01/22 (b)		240	244,800
Laredo Petroleum, Inc.:
9.50%, 2/15/19		90	99,900
7.38%, 5/01/22 (b)		70	71,575
QEP Resources, Inc., 5.38%, 10/01/22		56	54,740
			1,437,397
Industrial Conglomerates — 2.2%
Sequa Corp. (b):
11.75%, 12/01/15		350	371,437
13.50%, 12/01/15		586	621,656
			993,093
Insurance — 0.4%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		61	64,660
Genworth Financial, Inc., 7.63%, 9/24/21		70	67,932
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		40	34,400
			166,992
IT Services — 2.5%
Alliance Data Systems Corp., 6.38%, 4/01/20 (b)		60	59,700
Epicor Software Corp., 8.63%, 5/01/19		87	87,218
First Data Corp.:
7.38%, 6/15/19 (b)		255	255,000
8.88%, 8/15/20 (b)		90	96,075
8.25%, 1/15/21 (b)		100	97,000
12.63%, 1/15/21		266	250,705
SunGard Data Systems, Inc.:
7.38%, 11/15/18		150	152,625
7.63%, 11/15/20		100	102,500
			1,100,823
Machinery — 1.3%
SPX Corp., 6.88%, 9/01/17		30	32,700
UR Financing Escrow Corp. (b):
5.75%, 7/15/18		43	43,753
7.38%, 5/15/20		75	76,875
7.63%, 4/15/22		421	430,472
			583,800
Media — 14.8%
Affinion Group, Inc., 7.88%, 12/15/18		130	109,850
AMC Networks, Inc., 7.75%, 7/15/21 (b)		40	44,400
CCO Holdings LLC:
7.38%, 6/01/20		40	42,800
6.50%, 4/30/21		378	386,505

Corporate Bonds	Par (000)		Value
Media (continued)
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)	USD	175	$174,562
Checkout Holding Corp., 10.67%, 11/15/15 (b)(c)		110	42,900
Cinemark USA, Inc., 8.63%, 6/15/19		35	38,063
Clear Channel Communications, Inc., 9.00%, 3/01/21		95	81,700
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		246	263,220
7.63%, 3/15/20 (b)		332	317,060
Series B, 9.25%, 12/15/17		882	948,150
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		128	129,379
Loan Close 3, 12.00%, 8/15/18		147	147,918
Shares Loan, 12.00%, 8/15/18		151	152,556
CSC Holdings LLC, 8.50%, 4/15/14		80	88,100
DISH DBS Corp., 5.88%, 7/15/22 (b)		160	156,000
Gray Television, Inc., 10.50%, 6/29/15		95	97,850
Harron Communications LP, 9.13%, 4/01/20 (b)		60	62,850
Intelsat Jackson Holdings SA:
11.25%, 6/15/16		139	145,081
7.25%, 10/15/20 (b)		150	148,875
Intelsat Luxemburg SA:
11.25%, 2/04/17		210	206,325
11.50%, 2/04/17 (e)		173	169,972
Interactive Data Corp., 10.25%, 8/01/18		220	243,650
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		55	62,013
Kabel Deutschland Vertrieb und Service GmbH, 6.50%, 6/29/18	EUR	100	129,214
Lamar Media Corp., 5.88%, 2/01/22 (b)	USD	25	25,156
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		125	130,469
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		105	114,450
The New York Times Co., 6.63%, 12/15/16		225	234,562
Nielsen Finance LLC, 7.75%, 10/15/18		600	645,000
ProQuest LLC, 9.00%, 10/15/18 (b)		85	73,100
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(g)		414	207
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)(h)		90	88,650

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Unitymedia GmbH, 9.50%, 3/15/21	EUR	100	$129,214
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (b)	USD	400	422,000
7.50%, 3/15/19	EUR	112	140,912
Ziggo Bond Co. BV, 8.00%, 5/15/18		65	85,999
Ziggo Finance BV, 6.13%, 11/15/17		120	155,799
			6,634,511
Metals & Mining — 3.0%
FMG Resources August 2006 Property Ltd. (b):
6.88%, 2/01/18	USD	60	58,950
6.88%, 4/01/22		85	81,813
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)(h)		50	50,500
Goldcorp, Inc., 2.00%, 8/01/14 (d)		85	95,306
Kaiser Aluminum Corp., 8.25%, 6/01/20 (b)		35	35,175
New Gold, Inc., 7.00%, 4/15/20 (b)		25	25,500
New World Resources NV, 7.88%, 5/01/18	EUR	110	125,474
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	USD	90	112,050
Novelis, Inc., 8.75%, 12/15/20		545	576,337
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	100	118,704
Taseko Mines Ltd., 7.75%, 4/15/19	USD	70	66,500
			1,346,309
Multiline Retail — 2.2%
Dollar General Corp., 11.88%, 7/15/17 (f)		929	994,039
Oil, Gas & Consumable Fuels — 11.9%
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (d)		50	42,125
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		20	17,900
6.25%, 6/01/21		80	71,200
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		80	83,600
Berry Petroleum Co., 6.38%, 9/15/22		70	71,400
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (b)		40	39,200
CCS, Inc., 11.00%, 11/15/15 (b)		95	98,325
Chaparral Energy, Inc., 7.63%, 11/15/22 (b)		35	35,788

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.:
6.63%, 8/15/20	USD	35	$32,900
6.88%, 11/15/20		30	28,425
6.13%, 2/15/21		95	89,300
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		45	42,750
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		20	21,300
Concho Resources, Inc.:
7.00%, 1/15/21		25	26,813
6.50%, 1/15/22		20	20,900
5.50%, 10/01/22		80	78,600
Consol Energy, Inc., 8.25%, 4/01/20		330	330,000
Continental Resources, Inc., 7.13%, 4/01/21		60	66,000
Copano Energy LLC, 7.13%, 4/01/21		55	56,650
Crosstex Energy LP:
8.88%, 2/15/18		30	31,500
7.13%, 6/01/22 (b)		25	24,813
Denbury Resources, Inc., 8.25%, 2/15/20		9	9,720
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		90	96,750
7.75%, 6/15/19		150	151,500
EV Energy Partners LP, 8.00%, 4/15/19		25	25,250
Everest Acquisition LLC / Everest Acquisition Finance, Inc. (b):
6.88%, 5/01/19		65	66,625
9.38%, 5/01/20		45	46,125
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		125	130,625
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		25	24,875
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		70	72,100
Linn Energy LLC:
6.50%, 5/15/19 (b)		15	14,550
6.25%, 11/01/19 (b)		385	366,712
8.63%, 4/15/20		40	42,400
7.75%, 2/01/21		75	76,687
MarkWest Energy Partners LP:
6.75%, 11/01/20		10	10,625
6.25%, 6/15/22		15	15,375
Newfield Exploration Co., 6.88%, 2/01/20		135	143,100
Northern Oil and Gas, Inc., 8.00%, 6/01/20 (b)		55	54,725
Oasis Petroleum, Inc.:
7.25%, 2/01/19		55	56,650
6.50%, 11/01/21		50	50,000
Offshore Group Investments Ltd., 11.50%, 8/01/15 (b)		180	191,700

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
OGX Petroleo e Gas Participacoes SA (b):
8.50%, 6/01/18	USD	900	$866,250
8.38%, 4/01/22		200	189,500
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		50	48,000
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		220	223,300
Petrohawk Energy Corp., 7.25%, 8/15/18		55	62,685
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		95	98,325
Pioneer Natural Resources Co.:
6.88%, 5/01/18		75	88,265
7.50%, 1/15/20		25	30,913
Plains Exploration & Production Co.:
6.63%, 5/01/21		95	93,575
6.75%, 2/01/22		10	9,900
Range Resources Corp.:
8.00%, 5/15/19		20	21,800
5.75%, 6/01/21		160	164,800
5.00%, 8/15/22		74	71,040
Samson Investment Co., 9.75%, 2/15/20 (b)		115	114,425
SandRidge Energy, Inc.:
7.50%, 3/15/21		45	43,650
8.13%, 10/15/22 (b)		45	44,325
SESI LLC:
6.38%, 5/01/19		55	57,750
7.13%, 12/15/21 (b)		40	43,600
SM Energy Co.:
6.63%, 2/15/19		20	20,600
6.50%, 11/15/21		45	46,012
Vanguard Natural Resources, 7.88%, 4/01/20		40	39,500
			5,333,798
Paper & Forest Products — 1.2%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		22	17,661
Boise Paper Holdings LLC:
9.00%, 11/01/17		15	16,538
8.00%, 4/01/20		5	5,475
Clearwater Paper Corp.:
10.63%, 6/15/16		70	78,050
7.13%, 11/01/18		95	99,987
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		55	54,588
NewPage Corp., 11.38%, 12/31/14 (a)(g)		365	226,300
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		25	23,500
			522,099

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 0.7%
Pharmaceutical Product Development Inc., 9.50%, 12/01/19 (b)	USD	35	$37,275
Spectrum Brands, Inc., 6.75%, 3/15/20 (b)		45	45,563
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		225	229,500
			312,338
Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16		100	103,750
6.75%, 10/01/20		150	157,875
			261,625
Real Estate Investment Trusts (REITs) — 0.8%
Felcor Lodging LP, 6.75%, 6/01/19		250	250,625
The Rouse Co. LP, 6.75%, 11/09/15		85	88,825
			339,450
Real Estate Management & Development — 2.0%
CBRE Services, Inc., 6.63%, 10/15/20		55	58,575
Realogy Corp.:
11.50%, 4/15/17		60	53,100
12.00%, 4/15/17		15	13,275
7.88%, 2/15/19 (b)		400	380,000
7.63%, 1/15/20 (b)		120	123,300
9.00%, 1/15/20 (b)		60	60,000
Shea Homes LP, 8.63%, 5/15/19		205	213,713
			901,963
Road & Rail — 1.0%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		25	25,875
Florida East Coast Railway Corp., 8.13%, 2/01/17		80	82,000
Hertz Corp.:
7.50%, 10/15/18		130	135,362
6.75%, 4/15/19 (b)		50	51,125
7.38%, 1/15/21		165	173,044
			467,406
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17		50	48,000
Software — 1.1%
Audatex North America, Inc., 6.75%, 6/15/18 (b)		90	92,700
Lawson Software, Inc., 9.38%, 4/01/19 (b)		300	309,000
Sophia LP, 9.75%, 1/15/19 (b)		78	80,925
			482,625

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	7

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail — 3.0%
Asbury Automotive Group, Inc.:
7.63%, 3/15/17	USD	60	$61,650
8.38%, 11/15/20		60	64,500
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		110	110,000
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	100	134,084
Limited Brands, Inc.:
8.50%, 6/15/19	USD	140	164,675
5.63%, 2/15/22		25	25,188
Penske Automotive Group, Inc., 7.75%, 12/15/16		165	170,775
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	100	134,084
QVC, Inc. (b):
7.13%, 4/15/17	USD	40	42,400
7.50%, 10/01/19		100	108,750
7.38%, 10/15/20		55	59,950
Sally Holdings LLC:
6.88%, 11/15/19 (b)		90	95,850
5.75%, 6/01/22		70	70,787
Sonic Automotive, Inc., 9.00%, 3/15/18		65	70,200
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		25	25,188
			1,338,081
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (b)		75	74,438
Trading Companies & Distributors — 0.2%
Aircastle, Ltd., 6.75%, 4/15/17 (b)		70	69,300
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18		150	153,000
Wireless Telecommunication Services — 4.8%
Cricket Communications, Inc.:
7.75%, 5/15/16		250	263,750
7.75%, 10/15/20		10	9,150
Digicel Group Ltd. (b):
9.13%, 1/15/15		294	289,590
8.25%, 9/01/17		330	331,650
iPCS, Inc., 2.59%, 5/01/13 (f)		80	78,400
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	100	125,196
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	110	106,425
NII Capital Corp., 7.63%, 4/01/21		60	50,550
Sprint Capital Corp., 6.88%, 11/15/28		310	230,175

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (b):
9.00%, 11/15/18	USD	380	$411,350
7.00%, 3/01/20		280	282,100
			2,178,336
Total Corporate Bonds – 105.2%			47,224,088

Floating Rate Loan Interests (f)
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		97	96,027
Auto Components — 0.2%
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		90	89,550
Building Products — 0.0%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		16	16,044
Capital Markets — 0.4%
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		110	109,725
New Second Lien Term Loan, 8.25%, 2/28/19		70	70,416
			180,141
Chemicals — 0.4%
Ineos US Finance LLC, 6 year Term Loan, 6.50%, 5/04/18		195	190,995
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		108	107,216
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/16		100	99,875
Volume Services America, Inc., Term Loan B, 10.50% - 11.75%, 9/16/16		163	161,578
			368,669
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.22%, 10/24/14		40	37,563
Construction & Engineering — 0.6%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		250	250,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		185	185,740

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	8

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value
Consumer Finance — 1.7%
Springleaf Finance Corp.(FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	USD	840	$774,547
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		25	23,893
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		1	1,307
Term Loan, 2.74% - 2.99%, 7/24/14		13	13,120
			38,320
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		150	148,581
Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		75	72,969
			221,550
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/14/17		49	47,074
Energy Equipment & Services — 2.3%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		334	340,461
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		611	629,856
Tervita Corp., Incremental Term Loan, 6.50%, 10/17/14		45	44,663
			1,014,980
Food & Staples Retailing — 0.1%
US Foods, Inc. (FKA US Foodservice, Inc.), Term Loan B, 2.74%, 7/03/14		30	28,868
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		135	135,717
Health Care Equipment & Supplies — 0.4%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		65	63,827
Hupah Finance Inc., Term Loan B, 6.25%, 1/21/19		130	130,407
			194,234
Health Care Providers & Services — 0.8%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		65	63,371
Tranche A Additional Term Loan, 7.75%, 3/02/15		76	74,894

Floating Rate Loan Interests (f)	Par (000)		Value
Health Care Providers & Services (concluded)
inVentiv Health, Inc., Combined Term Loan B, 6.50%, 8/04/16	USD	157	$146,727
Wolverine Healthcare, Term Loan B, 6.75%, 5/12/17		60	59,025
			344,017
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18		35	30,806
Incremental Term Loan B4, 9.50%, 10/31/16		85	85,328
Term Loan B1, 3.24%, 1/28/15		82	74,824
Term Loan B2, 3.24%, 1/28/15		54	49,127
Term Loan B3, 3.24% - 3.47%, 1/28/15		166	151,244
OSI Restaurant Partners LLC:
Revolver, 2.54% - 2.72%, 6/14/13		2	1,754
Term Loan B, 2.56%, 6/14/14		18	17,732
Sabre, Inc., Non Extended Initial Term Loan, 2.24%, 9/30/14		20	19,004
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		145	136,417
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche A Term Loan, 6.47%, 9/28/12		31	11,985
Extended Tranche B Term Loan, 13.97%, 12/01/16		97	9,724
			587,945
Industrial Conglomerates — 0.2%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		75	74,625
Term Loan, 3.72%, 12/03/14		25	24,512
			99,137
IT Services — 0.3%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		20	18,802
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		130	117,441
			136,243
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		110	110,309
Machinery — 0.2%
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		100	99,152
Media — 5.7%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 7/16/15		5	4,575

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	9

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value
Media (concluded)
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14	USD	60	$54,042
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		241	230,249
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		75	73,050
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		359	279,444
Term Loan C, 3.89%, 1/28/16		62	47,609
EMI Music Publishing Ltd., Term Loan B, 5.50%, 11/14/17		55	54,656
HMH Publishing Co. Ltd., Term Loan, 6.03%, 6/12/14		144	79,818
Intelsat Jackson Holdings SA(FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		1,238	1,226,412
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		70	68,602
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		375	382,268
Univision Communications, Inc., Extended First Lien Term Loan, 4.49%, 3/31/17		55	50,401
			2,551,126
Metals & Mining — 0.2%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/22/18		70	68,250
Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17		390	382,785
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		181	180,710
			563,495
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		100	100,792
Verso Paper Finance Holdings LLC, Term Loan, 6.72% - 7.47%, 2/01/13		231	115,599
			216,391
Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan Tranche 2, 6.25%, 12/05/18		65	64,849
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		214	213,285

Floating Rate Loan Interests (f)	Par (000)		Value
Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.49%, 10/10/16	USD	17	$15,822
Extended Term Loan, 4.49%, 10/10/16		123	111,807
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		30	29,550
			157,179
Semiconductors & Semiconductor Equipment — 0.0%
NXP B.V., Term Loan A-2, 5.50%, 3/03/17		10	9,819
Software — 0.5%
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18		205	204,598
Magic Newco LLC, Second Lien Term Loan, 12.00%, 12/06/19		40	38,633
			243,231
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 2.99% - 3.22%, 5/29/14		63	58,475
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		185	179,759
Wireless Telecommunication Services — 1.3%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		40	39,301
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15 (e)		277	281,035
Term Loan B, 6.25%, 7/11/16		258	261,680
			582,016
Total Floating Rate Loan Interests – 22.6%			10,154,697

Preferred Securities
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (f)		145	82,689
Total Capital Trusts – 0.2%			82,689

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	10

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Auto Components — 0.5%
Dana Holding Corp., 4.00% (b)(d)	1,800	$206,100
Diversified Financial Services — 1.1%
Ally Financial, Inc., 7.00% (b)	600	514,463
Total Preferred Stocks – 1.6%		720,563

Trust Preferreds
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)	12,920	294,960
RBS Capital Funding Trust VII, 6.08%, 12/31/49 (a)	10,600	144,690
Total Trust Preferreds – 1.0%		439,650
Total Preferred Securities – 2.8%		1,242,902

Warrants (i)
Diversified Telecommunication Services — 0.0%
NEON Communications, Inc. (Expires 12/02/12)	53,622	1
Media — 0.1%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)	6,182	36,341
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	61	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 3/09/17, Strike Price $12.26)	1,184	—
		—
Total Warrants – 0.1%		36,342
Total Long-Term Investments (Cost – $60,207,625) – 135.5%		60,853,473

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (j)(k)	1,304,361	$1,304,361
Total Short-Term Securities (Cost – $1,304,361) – 2.9%		1,304,361

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Bank USA	3	—
Total Options Purchased (Cost – $2,933) – 0.0%		—
Total Investments Before Options Written (Cost – $61,514,919*) – 138.4%		62,157,834

Options Written	Notional Amount (000)
Over-the-Counter Credit Default Put Swaptions — (0.0)%
Sold credit default protection on Dow Jones CDX North America High Yield Index Series 18, Strike Price USD 92, Expires 6/20/12, Broker Credit Suisse International (l)	USD	190 (m	)	(1,734)
Total Options Written (Premiums Received – $2,850) – 0.0%				(1,734)
Total Investments, Net of Options Written – 138.4%				62,156,100
Liabilities in Excess of Other Assets – (38.4)%				(17,251,174)
Net Assets – 100.0%				$44,904,926

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$61,560,125
Gross unrealized appreciation	$2,273,431
Gross unrealized depreciation	(1,675,722)
Net unrealized appreciation	$597,709

(a)	Non-income producing security.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	11

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Convertible security.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$50,500	$500
JPMorgan Securities	$88,650	$(761)

(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	421,345	883,016	1,304,361	$352

(k)	Represents the current yield as of report date.

(l)	Not rated using Standard & Poor’s (S&P’s) rating of the underlying securities.

(m)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
DIP	Debtor-In-Possession
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
8	S&P 500 EMini Index Futures	Chicago Mercantile	June 2012	523,680	$ 5,149

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	6,093	AUD	6,000	Deutsche Bank AG	7/18/12	$271
USD	596,026	GBP	373,500	Goldman Sachs & Co.	7/18/12	20,503
USD	1,740,420	EUR	1,318,500	Citibank NA	7/25/12	109,573
USD	113,746	EUR	88,000	UBS AG	7/25/12	4,899
Total						$135,246

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
MGM Resorts		Deutsche
International	5.00%	Bank AG	6/20/15	$20	$(1,039)
MGM Resorts		Deutsche
International	5.00%	Bank AG	6/20/15	$15	(910)
MGM Resorts		Deutsche
International	5.00%	Bank AG	6/20/15	$30	(1,464)
MGM Resorts		Deutsche
International	5.00%	Bank AG	6/20/15	$15	(401)
MGM Resorts		Deutsche
International	5.00%	Bank AG	6/20/15	$15	(504)
Republic of		Deutsche
Hungary	1.00%	Bank AG	12/20/15	$50	3,862
The New York		Barclays
Times Co.	1.00%	Capital, Inc.	12/20/16	$225	6,231
Israel		Deutsche
(State of)	1.00%	Bank AG	3/20/17	$35	(275)
Israel
Government		Deutsche
Bond	1.00%	Bank AG	3/20/17	$100	(853)
Total					$4,647

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	12

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Air Lease Corp.	5.00%	Goldman Sachs & Co.	2/14/13	Not Rated	$100	$2,372
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	$500	54,457
ARAMARK Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$50	3,659
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	9/20/16	B	$50	3,484
Bausch & Lomb, Inc.	5.00%	Credit Suisse Securities (USA) LLC	3/20/17	B	$20	1,288
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	$35	563
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	$80	369
Bausch & Lomb, Inc.	5.00%	Goldman Sachs & Co.	3/20/17	B	$35	715
Bausch & Lomb, Inc.	5.00%	Goldman Sachs & Co.	3/20/17	B	$15	902
Goodyear Tire & Rubber Co.	5.00%	Deutsche Bank AG	6/20/17	B+	$50	(40)
Goodyear Tire & Rubber Co.	5.00%	Goldman Sachs & Co.	6/20/17	B+	$50	(639)
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	$280	11,088
Total						$78,218

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	13

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]	Unrealized Depreciation
Dow Jones CDX North America High Yield Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	Not Rated	$1,000	$(45,865)
Dow Jones CDX North America High Yield Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	Not Rated	$225	(2,649)
Dow Jones CDX North America High Yield Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	Not Rated	$115	(633)
Total						$(49,147)

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

*

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	14

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$200,743	—	$200,743
Common Stocks	$969,173	1,019,162	$6,366	1,994,701
Corporate Bonds	—	46,582,417	641,671	47,224,088
Floating Rate Loan Interests	—	8,811,549	1,343,148	10,154,697
Preferred Securities	439,650	803,252	—	1,242,902
Warrants	—	36,341	1	36,342
Short-Term Securities	1,304,361	—	—	1,304,361
Total	$2,713,184	$57,453,464	$1,991,186	$62,157,834

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[1]
Assets:
Interest rate contracts	$5,149	—	—	$5,149
Foreign currency exchange contracts	—	$135,246	—	135,246
Credit contracts	—	20,704	$68,286	88,990
Liabilities:
Credit contracts	—	(57,006)	—	(57,006)
Total	$5,149	$98,944	$68,286	$172,379

[1]

Derivative financial instruments are financial futures contracts, swaps, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$144,289	—	—	$144,289
Cash pledged as collateral for financial futures contracts	34,000	—	—	34,000
Foreign currency	6,913	—	—	6,913
Liabilities:
Loan payable	—	$(18,000,000)	—	(18,000,000)
Total	$184,202	$(18,000,000)	—	$(17,814,798)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	15

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Trust’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Corporate Bonds	$641,464	Market Comparable Companies	Yield	7.00% - 9.67%	8.79%
Floating Rate Loan Interests	115,599	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$757,063

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield	Decrease	Increase
Probable Outcome	Increase	Decrease

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.

[3]

Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance as of August 31, 2011	$27,152	$688,980	$1,642,711	$477	$45,985	$34,922	$2,440,227
Transfers into Level 3[1]	—	—	188,877	—	—	—	188,877
Transfers out of Level 3[1]	—	—	(387,187)	—	—	(34,921)	(422,108)
Accrued discounts/ premiums	—	—	6,536	—	—	—	6,536
Net realized gain (loss)	—	9,120	2,128	—	—	—	11,248
Net change in unrealized appreciation/depreciation[2]	(27,016)	(20,926)	(80,726)	(477)	(45,985)	—	(175,130)
Purchases	6,230	8,369	142,368	—	—	—	156,967
Sales	—	(43,872)	(171,559)			—	(215,431)
Closing Balance as of May 31, 2012	$6,366	$641,671	$1,343,148	—	—	$1	$1,991,186

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $(231,357).

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	16

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets:
Opening balance as of August 31, 2011	—
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premiums	$(8,350)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	68,285
Purchases	—
Issues[4]	44,181
Sales	—
Settlements[5]	(35,830)
Closing balance, as of May 31, 2012	$68,286

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $68,286.

[4]	Issues represents upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2012	17

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: July 25, 2012